Property, Plant and Equipment - Net - Summary of Property, Plant and Equipment - Net (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Excluding Construction in Progress Gross	$ 402,715	$ 360,461	$ 294,847
Property, Plant and Equipment, Gross	435,355	376,914	319,531
Accumulated depreciation	(200,126)	(168,220)	(138,710)
Total property, plant and equipment - net	235,229	208,694	180,821
Land and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,758	2,758	2,758
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	70,042	67,770	63,059
Capital Lease Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,021	2,021	2,021
Capital Lease Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,026	1,026	1,023
Capital Lease Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	3,685	3,835	2,860
Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	292,176	254,570	203,056
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	24,742	22,733	14,891
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	5,855	5,409	4,807
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	410	339	372
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 32,640	$ 16,453	$ 24,684